Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Tables)	12 Months Ended
Dec. 31, 2017
Maximum Exposure to Credit Risk
Maximum Exposure to Credit Risk [text block table]

Maximum Exposure to Credit Risk

	Dec 31, 2017
		Credit Enhancements
in € m.[1]	Maximum exposure to credit risk [2]	Netting	Collateral	Guarantees and Credit derivatives [3]	Total credit enhancements
Cash and central bank balances	225,655	−	0	−	0
Interbank balances (w/o central banks)	9,265	−	0	7	7
Central bank funds sold and securities purchased under resale agreements	9,971	−	9,914	−	9,914
Securities borrowed	16,732	−	15,755	−	15,755
Financial assets at fair value through profit or loss[4]	550,313	286,149	136,650	265	423,065
Trading assets	98,730	−	2,635	146	2,781
Positive market values from derivative financial instruments	361,032	285,421	52,797	119	338,338
Financial assets designated at fair value through profit or loss	90,551	728	81,218	0	81,946
thereof:
Securities purchased under resale agreement	57,843	728	56,566	0	57,294
Securities borrowed	20,254	−	20,034	0	20,034
Financial assets available for sale[4]	47,766	−	559	0	559
Loans[5]	405,621	−	211,578	20,063	231,641
Securities held to maturity	3,170	−	−	−	−
Other assets subject to credit risk	66,900	29,854	1,514	56	31,424
Financial guarantees and other credit related contingent liabilities[6]	48,212	−	4,024	6,579	10,604
Irrevocable lending commitments and other credit related commitments[6]	158,253	−	7,544	1,759	9,303
Maximum exposure to credit risk	1,541,858	316,003	387,538	28,730	732,271

[1]All amounts at carrying value unless otherwise indicated.

[2]Does not include credit derivative notional sold (€ 828,804 million) and credit derivative notional bought protection.

[3]Bought credit protection is reflected with the notional of the underlying.

[4]Excludes equities, other equity interests and commodities.

[5]Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[6]Figures are reflected at notional amounts.

	Dec 31, 2016
		Credit Enhancements
in € m.[1]	Maximum exposure to credit risk [2]	Netting	Collateral	Guarantees and Credit derivatives [3]	Total credit enhancements
Cash and central bank balances	181,364	0	0	0	0
Interbank balances (w/o central banks)	11,606	0	0	25	25
Central bank funds sold and securities purchased under resale agreements	16,287	0	15,944	0	15,944
Securities borrowed	20,081	0	19,193	0	19,193
Financial assets at fair value through profit or loss[4]	667,411	389,475	139,274	1,241	529,990
Trading assets	95,410	0	3,601	1,007	4,607
Positive market values from derivative financial instruments	485,150	386,727	64,438	164	451,329
Financial assets designated at fair value through profit or loss	86,850	2,748	71,235	70	74,054
thereof:
Securities purchased under resale agreement	47,404	2,748	44,591	0	47,339
Securities borrowed	21,136	0	20,918	0	20,918
Financial assets available for sale[4]	54,275	0	560	28	589
Loans[5]	413,455	0	210,776	30,189	240,965
Securities held to maturity	3,206	0	0	0	0
Other assets subject to credit risk	76,036	39,567	1,061	80	40,708
Financial guarantees and other credit related contingent liabilities[6]	52,341	0	5,094	8,661	13,756
Irrevocable lending commitments and other credit related commitments[6]	166,063	0	8,251	7,454	15,705
Maximum exposure to credit risk	1,662,125	429,042	400,153	47,679	876,874

[1]All amounts at carrying value unless otherwise indicated.

[2]Does not include credit derivative notional sold (€ 744,159 million) and credit derivative notional bought protection.

[3]Bought credit protection is reflected with the notional of the underlying.

[4] Excludes equities, other equity interests and commodities.

[5]Gross loans less deferred expense/unearned income before deductions of allowance for loan losses.

[6] Figures are reflected at notional amounts.